Allowance for Doubtful Accounts, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Allowance for doubtful accounts	$ 262,847	$ 302,929	$ 150,847